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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Matthew J. Beck

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	February 28, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communication Services - 2.8%
Entertainment - 0.9%
Activision Blizzard, Inc.	1,320	$55,625
Electronic Arts, Inc. (a)	587	56,223
Viacom, Inc. - Class B	4,788	139,905
		251,753
Interactive Media & Services - 0.9%
Alphabet, Inc. - Class A (a)	54	60,834
Facebook, Inc. - Class A (a)	371	59,898
TripAdvisor, Inc. (a)	681	36,209
Yelp, Inc. (a)	1,053	39,235
Zillow Group, Inc. - Class A (a)	1,106	45,821
		241,997
Media - 1.0%
AMC Networks, Inc. - Class A (a)	2,174	142,853
Interpublic Group of Companies, Inc. (The) (b)	6,067	139,723
		282,576
Consumer Discretionary - 19.1%
Auto Components - 3.3%
BorgWarner, Inc. (b)	3,371	136,896
Cooper-Standard Holdings, Inc. (a)	1,441	86,619
Gentex Corporation (b)	6,956	141,485
Gentherm, Inc. (a)	2,485	101,885
Lear Corporation (b)	893	135,799
Modine Manufacturing Company (a)	6,833	102,700
Stoneridge, Inc. (a)	4,039	119,433
Tenneco, Inc. - Class A	3,115	107,779
		932,596
Diversified Consumer Services - 1.7%
frontdoor, inc. (a)	3,729	119,328
H&R Block, Inc. (b)	5,654	136,544
ServiceMaster Global Holdings, Inc. (a)	3,496	157,879
Weight Watchers International, Inc. (a)	3,530	71,412
		485,163
Hotels, Restaurants & Leisure - 1.2%
Bluegreen Vacations Corporation	7,774	101,762
Yum! Brands, Inc.	2,382	225,099
		326,861
Household Durables - 2.2%
GoPro, Inc. - Class A (a)	18,405	107,301
iRobot Corporation (a)	1,224	153,074
NVR, Inc. (a) (b)	53	138,860
Sonos, Inc.(a)	9,401	97,112

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Consumer Discretionary - 19.1% (Continued)
Household Durables - 2.2% (Continued)
Tupperware Brands Corporation (b)	3,627	$109,209
		605,556
Internet & Direct Marketing Retail - 3.3%
Booking Holdings, Inc. (a)	117	198,554
eBay, Inc. (b)	6,122	227,432
Expedia Group, Inc.	1,748	215,546
PetMed Express, Inc.	4,570	105,338
Shutterfly, Inc. (a)	2,295	102,839
Stamps.com, Inc. (a)	708	66,545
		916,254
Leisure Products - 2.3%
Brunswick Corporation	2,827	149,096
Callaway Golf Company	6,703	115,359
Johnson Outdoors, Inc. - Class A	1,636	107,387
Malibu Boats, Inc. - Class A (a)	2,578	119,129
Polaris Industries, Inc.	1,643	140,033
		631,004
Multi-Line Retail - 1.6%
Dollar General Corporation	1,870	221,520
Dollar Tree, Inc. (a)	2,257	217,417
		438,937
Specialty Retail - 2.0%
Buckle, Inc. (The)	6,064	116,368
Chico's FAS, Inc.	18,929	110,545
GameStop Corporation - Class A	9,318	109,021
Sally Beauty Holdings, Inc. (a)	5,707	103,126
Sleep Number Corporation (a)	2,517	109,867
		548,927
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corporation (a)	962	142,328
Hanesbrands, Inc. (b)	7,390	137,380
Tapestry, Inc.	3,978	138,991
		418,699
Consumer Staples - 20.5%
Beverages - 1.9%
Keurig Dr Pepper, Inc.	7,903	198,760
National Beverage Corporation	4,976	341,304
		540,064
Food Products - 6.1%
Cal-Maine Foods, Inc.	7,273	320,739
Campbell Soup Company	10,781	388,332
General Mills, Inc.	5,028	236,970

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Consumer Staples - 20.5% (Continued)
Food Products - 6.1% (Continued)
Ingredion, Inc. (b)	3,960	$366,102
Kraft Heinz Company (The)	4,712	156,391
Tyson Foods, Inc. - Class A	3,625	223,517
		1,692,051
Household Products - 2.5%
Central Garden & Pet Company - Class A (a)	11,617	323,534
Energizer Holdings, Inc. (b)	8,130	373,004
		696,538
Personal Products - 5.9%
Edgewell Personal Care Company (a) (b)	7,040	312,294
Herbalife Nutrition Ltd. (a) (b)	6,372	357,469
Medifast, Inc.	2,399	305,705
Nu Skin Enterprises, Inc. - Class A (b)	6,011	361,321
USANA Health Sciences, Inc. (a) (b)	2,941	289,689
		1,626,478
Tobacco - 4.1%
Altria Group, Inc. (b)	4,564	239,199
Philip Morris International, Inc.	2,738	238,042
Universal Corporation	5,596	332,067
Vector Group Ltd. (b)	27,566	323,073
		1,132,381
Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Antero Midstream GP, L.P.	10,619	135,605
Arch Coal, Inc. - Class A	1,619	150,826
CONSOL Energy, Inc. (a)	4,031	152,976
Contura Energy, Inc. (a)	2,314	142,542
Delek US Holdings, Inc.	4,196	148,455
EQT Midstream Partners, L.P.	5,039	195,866
HollyFrontier Corporation (b)	3,826	195,891
Peabody Energy Corporation (b)	6,876	212,125
Plains GP Holdings, L.P. - Class A	9,096	210,936
Renewable Energy Group, Inc. (a)	5,375	142,814
		1,688,036
Health Care - 20.7%
Health Care Equipment & Supplies - 11.7%
Anika Therapeutics, Inc. (a)	5,122	167,131
Baxter International, Inc.	3,071	229,496
Danaher Corporation (b)	2,018	256,326
Edwards Lifesciences Corporation (a)	1,263	213,813
Globus Medical, Inc. - Class A (a)	5,942	289,316
Hill-Rom Holdings, Inc.	2,694	285,699

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Health Care - 20.7% (Continued)
Health Care Equipment & Supplies - 11.7% (Continued)
ICU Medical, Inc. (a)	1,104	$271,319
Lantheus Holdings, Inc. (a) (b)	11,173	255,303
Meridian Bioscience, Inc. (b)	12,215	208,510
Natus Medical, Inc. (a)	7,443	205,650
OraSure Technologies, Inc. (a)	17,642	189,652
Quidel Corporation (a)	3,044	199,565
Varex Imaging Corporation (a)	6,428	202,096
Varian Medical Systems, Inc. (a)	2,116	284,306
		3,258,182
Health Care Providers & Services - 9.0%
AmerisourceBergen Corporation (b)	2,579	214,831
AMN Healthcare Services, Inc. (a)	3,125	156,281
Apollo Medical Holdings, Inc. (a)	10,276	200,793
Cigna Corporation	1,171	204,269
Henry Schein, Inc. (a)	4,471	265,130
Laboratory Corporation of America Holdings (a)	1,896	281,063
McKesson Corporation	1,656	210,577
MEDNAX, Inc. (a) (b)	5,727	188,476
Premier, Inc. - Class A (a) (b)	7,464	273,033
Quest Diagnostics, Inc. (b)	3,236	280,076
Tivity Health, Inc. (a) (b)	9,681	207,173
		2,481,702
Industrials - 8.3%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	341	71,409
Lockheed Martin Corporation	302	93,442
National Presto Industries, Inc. (b)	233	26,129
United Technologies Corporation	741	93,121
		284,101
Building Products - 0.6%
Continental Building Products, Inc. (a)	1,112	32,059
Gibraltar Industries, Inc. (a)	786	31,833
Masco Corporation	1,948	73,167
Patrick Industries, Inc. (a)	644	29,115
		166,174
Commercial Services & Supplies - 0.8%
Brady Corporation - Class A (b)	637	30,137
Deluxe Corporation	602	28,011
Ennis, Inc.	1,407	29,828
Herman Miller, Inc.	832	30,518
Kimball International, Inc. - Class B	1,905	29,890
McGrath RentCorp	587	35,126

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Commercial Services & Supplies - 0.8% (Continued)
SP Plus Corporation (a) (b)	831	$28,586
		212,096
Electrical Equipment - 1.5%
Acuity Brands, Inc.	549	71,436
Atkore International Group, Inc. (a)	1,291	29,822
Generac Holdings, Inc. (a)	1,369	70,585
GrafTech International Ltd.	5,202	75,013
Rockwell Automation, Inc.	516	92,137
Sensata Technologies Holding plc (a)	1,505	76,349
		415,342
Industrial Conglomerates - 0.7%
3M Company	445	92,289
Honeywell International, Inc. (b)	605	93,212
		185,501
Machinery - 1.0%
Columbus McKinnon Corporation	811	30,372
Global Brass & Copper Holdings, Inc. (b)	928	31,320
Greenbrier Companies, Inc. (The) (b)	725	29,906
Hillenbrand, Inc.	677	29,984
Kadant, Inc.	320	27,984
Meritor, Inc. (a)	1,413	31,482
Terex Corporation	930	31,239
Wabash National Corporation (b)	2,106	31,253
Welbilt, Inc. (a)	2,012	32,131
		275,671
Professional Services - 1.7%
FTI Consulting, Inc. (a)	424	31,444
Heidrick & Struggles International, Inc.	888	38,282
Korn Ferry	618	30,152
ManpowerGroup, Inc.	862	72,624
Navigant Consulting, Inc.	1,106	22,773
Nielsen Holdings plc	2,762	72,364
Resources Connection, Inc.	1,746	30,328
Robert Half International, Inc. (b)	1,086	74,054
TriNet Group, Inc. (a) (b)	1,470	90,096
WageWorks, Inc. (a)	804	26,452
		488,569
Road & Rail - 0.3%
ArcBest Corporation	745	25,948
Landstar System, Inc.	660	71,729
		97,677

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 8.3% (Continued)
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Company, Inc. - Class A	836	$70,567
Systemax, Inc.	1,224	24,798
W.W. Grainger, Inc.	291	88,688
		184,053
Information Technology - 11.5%
Communications Equipment - 2.7%
Casa Systems, Inc. (a)	7,015	71,483
Ciena Corporation (a)	2,824	120,472
Extreme Networks, Inc. (a)	10,860	89,269
F5 Networks, Inc. (a) (b)	666	111,981
InterDigital, Inc. (b)	1,151	80,259
Juniper Networks, Inc.	4,190	113,465
Quantenna Communications, Inc. (a)	4,736	85,959
Ribbon Communications, Inc. (a)	15,115	77,842
		750,730
Electronic Equipment, Instruments & Components - 0.9%
Belden, Inc.	1,499	92,623
Control4 Corporation (a)	4,734	85,259
Fitbit, Inc. - Class A (a)	13,019	77,073
		254,955
IT Services - 1.8%
Amdocs Ltd.	713	39,621
Cass Information Systems, Inc.	977	51,029
CSG Systems International, Inc.	1,256	52,187
DXC Technology Company	917	60,394
GreenSky, Inc. - Class A (a)	4,957	56,014
International Business Machines Corporation	443	61,191
LiveRamp Holdings, Inc. (a)	772	41,495
NIC, Inc. (b)	2,972	50,791
Unisys Corporation (a)	3,733	50,433
Western Union Company (The)	2,226	39,779
		502,934
Software - 3.4%
A10 Networks, Inc. (a)	7,726	53,927
Cadence Design Systems, Inc. (a)	769	44,025
CDK Global, Inc.	702	40,723
Citrix Systems, Inc.	375	39,563
Ebix, Inc. (b)	909	52,967
j2 Global, Inc.	480	40,805
Manhattan Associates, Inc. (a) (b)	746	40,844
MicroStrategy, Inc. - Class A (a)	367	51,931
MobileIron, Inc. (a)	10,721	54,248

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Software - 3.4% (Continued)
Monotype Imaging Holdings, Inc.	2,988	$58,565
Nuance Communications, Inc. (a)	2,400	40,248
Oracle Corporation (b)	1,180	61,513
Progress Software Corporation	1,411	51,897
QAD, Inc. - Class A	1,234	55,851
Symantec Corporation	1,715	38,570
Synopsys, Inc. (a)	395	40,164
Teradata Corporation (a)	860	41,598
TiVo Corporation	4,822	48,365
Verint Systems, Inc. (a)	782	41,641
Zynga, Inc. - Class A (a)	7,968	41,593
		939,038
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	833	144,234
HP, Inc. (b)	6,087	120,096
NCR Corporation (a)	4,144	116,115
NetApp, Inc.	2,258	147,222
Western Digital Corporation	2,346	118,004
Xerox Corporation	3,770	116,493
		762,164
Materials - 8.0%
Chemicals - 6.6%
Chemours Company (The)	3,473	132,078
Eastman Chemical Company	1,661	137,348
FMC Corporation	1,617	144,721
FutureFuel Corporation	11,816	217,887
Huntsman Corporation	5,883	145,840
Kronos Worldwide, Inc.	14,907	227,332
Tredegar Corporation	12,921	225,084
Valhi, Inc.	65,946	267,081
Westlake Chemical Corporation	1,732	121,015
Westlake Chemical Partners, L.P.	9,475	216,030
		1,834,416
Metals & Mining - 1.0%
Cleveland-Cliffs, Inc.	11,932	132,326
Steel Dynamics, Inc.	3,651	136,255
		268,581

BARROW VALUE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Materials - 8.0% (Continued)
Paper & Forest Products - 0.4%
Louisiana-Pacific Corporation (b)	5,026	$127,007

Total Common Stocks (Cost $25,507,728)		$26,944,764

MONEY MARKET FUNDS - 2.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.29% (c) (Cost $805,352)	805,352	$805,352

Investments at Value - 99.9% (Cost $26,313,080)		$27,750,116

Other Assets in Excess of Liabilities - 0.1%		18,927

Net Assets - 100.0%		$27,769,043

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for trading purposes (Note 4).
(c)	The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to Schedule of Investments.

BARROW VALUE OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

1.	Securities Valuation

Barrow Value Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,944,764	$-	$-	$26,944,764
Money Market Funds	805,352	-	-	805,352
Total	$27,750,116	$-	$-	$27,750,116

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. As of February 28, 2019, there were no Level 3 securities or derivative instruments held by the Fund.

BARROW VALUE OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2019:

Tax cost of portfolio investments	$26,996,265
Gross unrealized appreciation	$2,320,987
Gross unrealized depreciation	(1,567,136)
Net unrealized appreciation on investments	$753,851

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund.

4.	Borrowings

The Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Consumer Discretionary - 11.4%
Auto Components - 2.9%
Adient plc	231,471	$4,499,796
Goodyear Tire & Rubber Company (The)	761,448	15,061,441
Tenneco, Inc. - Class A	173,816	6,014,034
		25,575,271
Household Durables - 3.3%
Whirlpool Corporation	202,331	28,631,860

Internet & Direct Marketing Retail - 2.8%
Qurate Retail, Inc. (a)	1,388,704	25,010,559

Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands, Inc.	1,113,632	20,702,419

Energy - 12.2%
Energy Equipment & Services - 2.9%
National Oilwell Varco, Inc.	917,031	25,805,253

Oil, Gas & Consumable Fuels - 9.3%
EOG Resources, Inc.	415,906	39,095,164
Suncor Energy, Inc.	1,236,409	42,606,654
		81,701,818
Financials - 19.1%
Capital Markets - 7.0%
Affiliated Managers Group, Inc.	165,480	18,138,263
Ameriprise Financial, Inc.	334,985	44,094,075
		62,232,338
Insurance - 12.1%
Aflac, Inc.	930,850	45,741,969
Assurant, Inc.	191,945	19,768,416
Lincoln National Corporation	653,960	40,885,579
		106,395,964
Health Care - 5.2%
Health Care Providers & Services - 5.2%
HCA Healthcare, Inc.	331,285	46,061,867

Industrials - 15.9%
Building Products - 4.1%
Johnson Controls International plc	1,035,611	36,526,000

Construction & Engineering - 3.3%
AECOM (a)	422,115	13,068,680

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Industrials - 15.9% (Continued)
Construction & Engineering - 3.3% (Continued)
Quanta Services, Inc.	451,539	$16,092,850
		29,161,530
Road & Rail - 1.8%
Avis Budget Group, Inc. (a)	282,215	10,108,941
Hertz Global Holdings, Inc. (a)	292,705	5,590,666
		15,699,607
Trading Companies & Distributors - 6.7%
AerCap Holdings N.V. (a)	557,967	25,186,630
United Rentals, Inc. (a)	248,325	33,422,062
		58,608,692
Information Technology - 24.3%
Communications Equipment - 1.5%
CommScope Holding Company, Inc. (a)	554,267	12,919,964

Electronic Equipment, Instruments & Components - 5.6%
Arrow Electronics, Inc. (a)	260,183	20,736,585
Flex Ltd. (a)	1,621,757	17,093,319
Tech Data Corporation (a)	114,011	11,654,204
		49,484,108
IT Services - 3.1%
Alliance Data Systems Corporation	157,188	27,193,524

Semiconductors & Semiconductor Equipment - 10.8%
Broadcom, Inc.	162,760	44,817,594
Microchip Technology, Inc.	585,242	50,839,972
		95,657,566
Technology Hardware, Storage & Peripherals - 3.3%
Western Digital Corporation	577,769	29,061,781

Materials - 8.5%
Chemicals - 4.9%
Celanese Corporation	427,147	43,692,867

Containers & Packaging - 3.6%
Crown Holdings, Inc. (a)	401,313	21,787,283
Owens-Illinois, Inc.	486,441	9,689,904
		31,477,187

Total Common Stocks (Cost $729,522,538)		$851,600,175

LYRICAL U.S. VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.29% (b) (Cost $23,300,019)	23,300,019	$23,300,019

Investments at Value - 99.2% (Cost $752,822,557)		$874,900,194

Other Assets in Excess of Liabilities - 0.8%		6,779,161

Net Assets - 100.0%		$881,679,355

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to Schedule of Investments.

LYRICAL U.S. VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL U.S. VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$851,600,175	$-	$-	$851,600,175
Money Market Funds	23,300,019	-	-	23,300,019
Total	$874,900,194	$-	$-	$874,900,194

Refer to the Fund’s Schedule of Investments for a listing of securities by industry type. As of February 28, 2019, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2019:

Tax cost of portfolio investments	$813,959,853

Gross unrealized appreciation	$156,300,588
Gross unrealized depreciation	(95,360,247)
Net unrealized appreciation on investments	$60,940,341

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 20.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 10.4%
U.S. Treasury Notes	1.375%	08/31/20	$185,000	$181,820
U.S. Treasury Notes	1.375%	10/31/20	3,785,000	3,712,405
U.S. Treasury Notes	2.875%	10/31/20	190,000	190,995
U.S. Treasury Notes	2.500%	01/15/22	440,000	440,052
U.S. Treasury Notes	2.250%	12/31/24	135,000	132,648
U.S. Treasury Notes	2.000%	08/15/25	730,000	703,965
U.S. Treasury Notes	2.625%	01/31/26	415,000	415,454
U.S. Treasury Notes	2.250%	11/15/27	1,235,000	1,193,174
U.S. Treasury Notes	2.875%	08/15/28	1,610,000	1,631,823
U.S. Treasury Notes	3.125%	11/15/28	1,360,000	1,407,281
U.S. Treasury Notes	2.625%	02/15/29	30,000	29,771
				10,039,388
U.S. Treasury Bonds - 9.6%
U.S. Treasury Bonds	5.375%	02/15/31	485,000	613,582
U.S. Treasury Bonds	4.500%	02/15/36	1,235,000	1,511,621
U.S. Treasury Bonds	5.000%	05/15/37	165,000	215,267
U.S. Treasury Bonds	4.375%	02/15/38	55,000	66,973
U.S. Treasury Bonds	4.500%	05/15/38	415,000	513,562
U.S. Treasury Bonds	4.250%	05/15/39	810,000	970,703
U.S. Treasury Bonds	3.000%	05/15/42	1,085,000	1,074,489
U.S. Treasury Bonds	2.875%	11/15/46	80,000	76,897
U.S. Treasury Bonds	3.000%	02/15/47	60,000	59,126
U.S. Treasury Bonds	2.750%	08/15/47	265,000	247,920
U.S. Treasury Bonds	2.750%	11/15/47	1,150,000	1,074,935
U.S. Treasury Bonds	3.000%	02/15/48	245,000	240,722
U.S. Treasury Bonds	3.125%	05/15/48	1,280,000	1,288,650
U.S. Treasury Bonds	3.000%	08/15/48	1,050,000	1,031,789
U.S. Treasury Bonds	3.375%	11/15/48	215,000	227,262
				9,213,498

Total U.S. Treasury Obligations (Cost $19,369,393)				$19,252,886

MORTGAGE-BACKED SECURITIES - 38.2%	Coupon	Maturity	Par Value	Value
Commercial - 18.6%
Banc of America Merrill Lynch Mortgage Trust, Series 2014-FRR5, Class A-K37, 144A (a)	2.626%	01/27/47	$400,000	$360,507

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 18.6% (Continued)
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class C, 144A (1MO LIBOR + 112) (a)	3.630%	03/15/37	$650,000	$643,892
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A (a)	4.422%	04/10/46	245,000	244,605
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 144A (a)	4.926%	05/10/47	720,000	671,459
Commercial Mortgage Trust, Series 2012-CR5, Class E, 144A (a)	4.320%	12/10/45	410,000	394,013
Commercial Mortgage Trust, Series 2013-CR7, Class D, 144A (a)	4.389%	03/10/46	410,000	311,739
Commercial Mortgage Trust, Series 2016-CR28, Class D (a)	3.896%	02/10/49	310,000	293,576
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	401,302	379,174
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.355%	08/15/48	233,687	189,739
FREMF Mortgage Trust, Series 2013-K35, Class C, 144A (a)	3.940%	08/25/23	389,000	391,835
FREMF Mortgage Trust, Series 2018-K733, Class B, 144A (a)	4.079%	09/25/25	244,000	243,787
FREMF Mortgage Trust, Series 2015-K44, Class C, 144A (a)	3.683%	01/25/48	620,000	593,084
FREMF Mortgage Trust, Series 2015-K46, Class B, 144A (a)	3.695%	04/25/48	390,000	380,928
FREMF Mortgage Trust, Series 2015-K45, Class C, 144A (a)	3.590%	04/25/48	315,000	302,665
FREMF Mortgage Trust, Series 2015-K46, Class C, 144A (a)	3.695%	04/25/48	250,000	238,860
FREMF Mortgage Trust, Series 2015-K48, Class C, 144A (a)	3.637%	08/25/48	260,000	244,508
FREMF Mortgage Trust, Series 2015-K51, Class B, 144A (a)	3.953%	10/25/48	300,000	297,528
FREMF Mortgage Trust, Series 2016-K55, Class C, 144A (a)	4.161%	04/25/49	330,000	317,430
FREMF Mortgage Trust, Series 2016-K56, Class C, 144A (a)	3.939%	06/25/49	830,000	791,968
FREMF Mortgage Trust, Series 2016-K57, Class C, 144A (a)	3.919%	08/25/49	350,000	333,014

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 18.6% (Continued)
FREMF Mortgage Trust, Series 2017-K729, Class B, 144A (a)	3.675%	11/25/49	$610,000	$601,881
FREMF Mortgage Trust, Series 2013-K31, Class C, 144A (a)	3.630%	07/25/46	323,000	321,086
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2019-4A, Class C, 144A (3MO T + 270) (a) (b)	5.160%	04/24/31	250,000	250,000
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class E, 144A	5.000%	03/10/44	875,000	876,223
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a) (b)	2.854%	10/06/38	70,000	67,344
JPMCC Commercial Mortgage Securities Trust, Series 2012-CBX, Class C (a)	5.191%	06/15/45	320,000	327,212
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 144A	3.500%	08/25/47	479,914	471,082
JPMorgan Mortgage Trust, Series 2018-3, Class A5, 144A	3.500%	04/25/48	182,670	181,469
JPMorgan Mortgage Trust, Series 2018-1, Class A3, 144A	3.500%	06/25/48	184,990	181,359
JPMorgan Mortgage Trust, Series 2018-1, Class A5, 144A	3.500%	06/25/48	206,326	204,969
JPMorgan Mortgage Trust, Series 2018-4, Class A15, 144A	3.500%	10/25/48	353,407	352,525
Morgan Stanley BAML Trust, Series 2014-C15, Class D, 144A (a)	4.911%	04/15/47	360,000	364,673
Neuberger Berman CLO Ltd., Series 2019-32A, Class C, 144A (3MO T + 265) (a) (b)	5.110%	01/19/32	460,000	460,000
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	624,000	600,289
Sutherland Commercial Mortgage Trust, Series 2018-SBC7, Class A, 144A	4.720%	05/25/39	461,024	464,196
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A (a)	3.800%	10/25/53	835,000	850,644
Towd Point Mortgage Trust, Series 2016-5, Class M2, 144A	3.375%	10/25/56	620,000	578,867

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 18.6% (Continued)
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A	3.750%	10/25/56	$740,000	$712,721
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 144A (a)	3.739%	11/25/60	445,000	446,571
Tralee CDO Ltd., Series 2013-1A, Class AR, 144A (3MO LIBOR + 132) (a)	3.789%	07/20/29	640,000	639,389
UBS Commercial Mortgage Trust, Series 2018-NYCHC, Class D, 144A (1MO LIBOR + 210) (a)	4.609%	02/15/32	450,000	451,155
UBS Commercial Mortgage Trust, Series 2018-C14, Class D, 144A (a)	3.000%	12/15/51	200,000	153,801
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.051%	01/10/45	480,000	470,175
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 144A (a)	5.652%	02/15/44	220,000	222,486
				17,874,428
Federal Home Loan Mortgage Corporation - 8.0%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	223,592	224,250
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	161,627	162,102
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	305,333	299,754
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	76,201	80,232
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	129,904	133,680
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	812,689	824,579
Federal Home Loan Mortgage Corporation, Series 2018-HRP1, Class M-2, 144A (a)	4.160%	04/25/43	188,084	189,528
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	165,823	163,072
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	304,761	299,704
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	107,604	108,451

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.0% (Continued)
Federal Home Loan Mortgage Corporation, Series 4791, Class L	4.000%	05/15/44	$231,897	$237,574
Federal Home Loan Mortgage Corporation, Pool #G08659	3.500%	08/01/45	836,221	840,646
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	432,023	442,443
Federal Home Loan Mortgage Corporation, Pool #G08707	4.000%	05/01/46	1,532,024	1,568,503
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,649,652	1,616,143
Federal Home Loan Mortgage Corporation, Pool #G08772	4.500%	06/01/47	531,938	551,652
				7,742,313
Federal National Mortgage Association - 8.2%
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	150,787	151,177
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	52,748	52,885
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	14,646	16,482
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,046,140	1,055,216
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	147,323	144,768
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	288,806	283,797
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	121,685	119,575
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	298,333	293,159
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	548,688	553,349
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	129,753	130,879
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	80,706	81,406
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	52,737	54,427
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	168,157	165,308

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 8.2% (Continued)
Federal National Mortgage Association, Pool #AS7838	3.000%	08/01/46	$418,740	$409,757
Federal National Mortgage Association, Pool #MA3088	4.000%	08/01/47	438,039	448,009
Federal National Mortgage Association, Pool #MA3143	3.000%	09/01/47	69,720	68,191
Federal National Mortgage Association, Pool #890813	3.500%	12/01/47	467,719	469,174
Federal National Mortgage Association, Pool #MA3238	3.500%	01/01/48	518,983	519,496
Federal National Mortgage Association, Pool #MA3240	4.500%	01/01/48	1,033,030	1,070,413
Federal National Mortgage Association, Pool #MA3305	3.500%	03/01/48	1,839,625	1,842,559
				7,930,027
Government National Mortgage Association - 3.4%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	66,224	69,511
Government National Mortgage Association, Pool #MA3521	3.500%	03/20/46	521,965	527,516
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	1,131,031	1,142,670
Government National Mortgage Association, Pool #MA5076	3.000%	03/20/48	469,116	463,461
Government National Mortgage Association, Series 2018-45, Class B	2.600%	09/16/52	680,000	599,324
Government National Mortgage Association, Series 2015-41, Class C (a)	3.150%	01/16/57	490,000	463,767
				3,266,249

Total Mortgage-Backed Securities (Cost $37,133,393)				$36,813,017

ASSET-BACKED SECURITIES - 14.3%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D	3.180%	07/18/23	$410,000	$405,848
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D	3.820%	03/18/24	240,000	242,347

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 14.3% (Continued)	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D	4.040%	11/18/24	$470,000	$474,752
CIM Trust, Series 2018-R3, Class A2, 144A	4.000%	09/25/57	480,000	479,170
CommonBond Student Loan Trust, Series 2018-AGS, Class B, 144A	3.580%	02/25/44	225,000	224,539
CommonBond Student Loan Trust, Series 2018-BGS, Class B, 144A	3.990%	09/25/45	570,000	577,078
Domino’s Pizza Master Issuer, LLC, Series 2017-1A, Class A2II, 144A	3.082%	07/25/47	315,200	308,411
Drive Auto Receivables Trust, Series 2017-3, Class D, 144A	3.530%	12/15/23	1,000,000	1,002,645
Drive Auto Receivables Trust, Series 2017-AA, Class D, 144A	4.160%	05/15/24	400,000	404,304
Drive Auto Receivables Trust, Series 2018-1, Class D	3.810%	05/15/24	620,000	623,150
Drive Auto Receivables Trust, Series 2018-2, Class D	4.140%	08/15/24	290,000	293,287
Drive Auto Receivables Trust, Series 2018-4, Class D	4.090%	01/15/26	700,000	707,991
Drive Auto Receivables Trust, Series 2018-5, Class D	4.300%	04/15/26	290,000	297,084
Drive Auto Receivables Trust, Series 2019-1, Class D	4.090%	06/15/26	240,000	243,403
Harley Marine Financing, LLC, Series 2018-1A, Class A2, 144A (a)	5.682%	05/15/43	645,150	568,376
Hertz Vehicle Financing, LLC, Series 2018-1A, Class B, 144A	3.600%	02/25/24	260,000	256,079
Hertz Vehicle Financing, LLC, Series 2018-1A, Class C, 144A	4.390%	02/25/24	240,000	235,223
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class D, 144A	4.400%	01/14/28	360,000	365,122
Santander Drive Auto Receivables Trust, Series 2016-3, Class D	2.800%	08/15/22	345,000	343,579
Santander Drive Auto Receivables Trust, Series 2016-2, Class E	4.380%	09/15/23	620,000	626,409
Santander Drive Auto Receivables Trust, Series 2016-3, Class E	4.290%	02/15/24	635,000	640,768
Santander Drive Auto Receivables Trust, Series 2018-1, Class D	3.320%	03/15/24	280,000	279,312

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 14.3% (Continued)	Coupon	Maturity	Par Value	Value
Santander Drive Auto Receivables Trust, Series 2018-4, Class D	3.980%	12/15/25	$360,000	$362,858
Shops at Crystals Trust, Series 2016-CSTL, Class D, 144A	3.731%	07/05/36	510,000	461,336
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	133,290	130,652
SoFi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (a)	3.850%	05/25/26	200,000	201,323
SoFi Consumer Loan Program Trust, Series 2017-5, Class B, 144A	3.690%	09/25/26	534,000	535,619
SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 144A	3.650%	02/25/27	410,000	409,336
SoFi Consumer Loan Program Trust, Series 2018-2, Class C, 144A	4.250%	04/26/27	760,000	762,440
SoFi Consumer Loan Program Trust, Series 2018-3, Class C, 144A	4.670%	08/25/27	460,000	467,818
SoFi Consumer Loan Program Trust, Series 2018-4, Class D, 144A	4.760%	11/26/27	510,000	519,931
Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 144A	3.410%	05/15/23	325,000	324,532
Total Asset-Backed Securities (Cost $13,800,921)				$13,774,722

CORPORATE BONDS - 24.2%	Coupon	Maturity	Par Value	Value
Communication Services - 1.2%
Américan Móvil S.A.B. de C.V.	5.000%	10/16/19	$380,000	$384,903
Comcast Corporation	3.950%	10/15/25	100,000	103,020
Sprint Spectrum Company, L.P., 144A	3.360%	03/20/23	673,750	669,539
				1,157,462
Consumer Discretionary - 0.6%
Alibaba Group Holding Ltd.	2.500%	11/28/19	205,000	204,380
Alibaba Group Holding Ltd.	3.600%	11/28/24	345,000	348,428
				552,808
Consumer Staples - 0.6%
Altria Group, Inc.	4.800%	02/14/29	110,000	109,821
Anheuser-Busch InBev Worldwide, Inc.	4.750%	01/23/29	55,000	57,419
Kroger Company (The)	4.450%	02/01/47	515,000	454,012
				621,252
Energy - 3.8%
Boardwalk Pipelines, L.P.	4.450%	07/15/27	500,000	473,388
Cenovus Energy, Inc.	6.750%	11/15/39	450,000	475,194

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 24.2% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 3.8% (Continued)
Enable Midstream Partners, L.P.	4.400%	03/15/27	$505,000	$484,746
Kinder Morgan, Inc.	3.150%	01/15/23	438,000	433,289
Marathon Petroleum Corporation, 144A	4.750%	12/15/23	520,000	540,474
Motiva Enterprises, LLC, 144A	6.850%	01/15/40	320,000	339,115
ONEOK, Inc.	4.950%	07/13/47	445,000	428,539
Shell International Finance B.V.	1.875%	05/10/21	185,000	181,557
TC Pipelines, L.P.	4.375%	03/13/25	290,000	292,850
				3,649,152
Financials - 9.2%
American Financial Group, Inc.	4.500%	06/15/47	440,000	397,020
Associated Bank, N.A.	3.500%	08/13/21	365,000	366,801
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	470,000	459,385
Banco Santander S.A.	3.848%	04/12/23	150,000	149,044
Bank of America Corporation	3.004%	12/20/23	430,000	424,375
Bank of America Corporation	3.705%	04/24/28	340,000	335,515
Bank of Montreal	1.500%	07/18/19	200,000	199,140
Berkshire Hathaway, Inc.	2.100%	08/14/19	80,000	79,785
BGC Partners, Inc.	5.375%	07/24/23	650,000	654,144
Boral Finance Properties Ltd., 144A	3.000%	11/01/22	380,000	368,637
Brighthouse Financial, Inc.	4.700%	06/22/47	515,000	407,509
Brookfield Finance, Inc.	4.850%	03/29/29	110,000	110,152
Credit Suisse AG of New York	3.625%	09/09/24	586,000	585,989
GE Capital International Funding Company	2.342%	11/15/20	215,000	211,382
General Motors Financial Company, Inc.	3.250%	01/05/23	140,000	136,714
General Motors Financial Company, Inc.	4.350%	01/17/27	360,000	341,486
Goldman Sachs Group, Inc. (The)	3.850%	01/26/27	314,000	308,240
Goldman Sachs Group, Inc. (The)	4.017%	10/31/38	415,000	383,223
Hyundai Capital America, 144A	2.600%	03/19/20	235,000	232,739
JPMorgan Chase & Company	3.797%	07/23/24	450,000	456,912
JPMorgan Chase & Company	3.625%	12/01/27	490,000	474,197
Mitsubishi UFJ Financial Group, Inc.	3.535%	07/26/21	470,000	473,092
Morgan Stanley	3.950%	04/23/27	280,000	273,651
SMBC Aviation Capital Finance Designated Activity, 144A	2.650%	07/15/21	325,000	317,128
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	426,449
Sumitomo Mitsui Financial Group, Inc.	2.784%	07/12/22	290,000	285,771
				8,858,480
Health Care - 1.0%
Bayer U.S. Finance II, LLC	5.500%	08/15/25	315,000	326,858

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 24.2% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 1.0% (Continued)
Celgene Corporation	4.350%	11/15/47	$195,000	$174,581
CVS Health Corporation	5.050%	03/25/48	510,000	504,292
				1,005,731
Information Technology - 3.0%
Arrow Electronics, Inc.	3.250%	09/08/24	310,000	293,510
Arrow Electronics, Inc.	3.875%	01/12/28	505,000	471,965
Broadcom Corporation/Broadcom Cayman Finance Ltd.	3.875%	01/15/27	280,000	259,142
Dell, Inc., 144A	8.350%	07/15/46	370,000	432,955
Motorola Solutions, Inc.	3.750%	05/15/22	590,000	592,642
NXP BV / NXP Funding, LLC, 144A	4.875%	03/01/24	115,000	118,218
Seagate HDD Cayman	4.875%	03/01/24	270,000	263,117
Tech Data Corporation	4.950%	02/15/27	480,000	477,950
				2,909,499
Materials - 1.1%
Domtar Corporation	6.750%	02/15/44	320,000	316,563
DowDuPont, Inc.	4.493%	11/15/25	265,000	276,681
Glencore Funding, LLC, 144A	4.000%	03/27/27	460,000	437,970
				1,031,214
Real Estate - 1.8%
Alexandria Real Estate Equities, Inc.	3.450%	04/30/25	450,000	439,164
Crown Castle International Corporation	3.200%	09/01/24	550,000	533,572
Crown Castle International Corporation	4.750%	05/15/47	150,000	141,694
EPR Properties	5.750%	08/15/22	385,000	405,228
Hudson Pacific Properties, L.P.	3.950%	11/01/27	265,000	250,528
				1,770,186
Utilities - 1.9%
Électricité de France S.A., 144A	5.000%	09/21/48	250,000	245,928
ENEL Finance International N.V., 144A	4.750%	05/25/47	435,000	386,233
Entergy Louisiana, LLC	4.000%	03/15/33	255,000	258,991
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	60,057
PacifiCorp	4.150%	02/15/50	215,000	212,577
Sempra Energy	4.050%	12/01/23	265,000	265,718
Southern California Edison Company	4.000%	04/01/47	430,000	388,308
				1,817,812

Total Corporate Bonds (Cost $24,235,158)				$23,373,596

RYAN LABS CORE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 0.1%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $102,445)	4.000%	10/02/23	$100,000	$101,038

MONEY MARKET FUNDS - 3.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.29% (c) (Cost $3,672,224)	3,672,224	$3,672,224

Investments at Value - 100.6% (Cost $98,313,534)		$96,987,483

Liabilities in Excess of Other Assets - (0.6%)		(589,960)

Net Assets - 100.0%		$96,397,523

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $30,035,684 as of February 28, 2019, representing 31.2% of net assets (Note 4).
LIBOR	- London interbank offered rate.
3MO T	- 3 Month U.S. Treasury Bill rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $710,000 as of February 28, 2019, representing 0.7% of net assets (Note 2).

(c)	The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 6.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 1.4%
U.S. Treasury Notes	2.625%	02/15/29	$1,405,000	$1,394,298

U.S. Treasury Bonds - 5.1%
U.S. Treasury Bonds	3.000%	08/15/48	2,981,000	2,929,298
U.S. Treasury Bonds	3.375%	11/15/48	2,160,000	2,283,188
				5,212,486

Total U.S. Treasury Obligations (Cost $6,497,027)				$6,606,784

MORTGAGE-BACKED SECURITIES - 0.1%	Coupon	Maturity	Par Value	Value
Commercial - 0.1%
Commercial Mortgage Trust, Series 2013-CR7, Class D, 144A (a) (Cost $72,111)	4.389%	03/10/46	$82,500	$62,728

MUNICIPAL BONDS - 3.7%	Coupon	Maturity	Par Value	Value
Bay Area Toll Authority, Rev.	6.907%	10/01/50	$115,000	$166,513
California, Build America Bonds, GO,	7.300%	10/01/39	1,080,000	1,513,512
Dallas, TX, Rapid Transit, Rev.	5.022%	12/01/48	75,000	86,600
New York City Water & Sewer System, Build America Bonds, Rev.	5.750%	06/15/41	765,000	966,922
New York State Dormitory Authority, Build America Bonds, Rev.	5.600%	03/15/40	10,000	12,013
University of California, Build America Bonds, Rev.	5.946%	05/15/45	810,000	999,969
Total Municipal Bonds (Cost $3,712,009)				$3,745,529

CORPORATE BONDS - 86.2%	Coupon	Maturity	Par Value	Value
Communication Services - 7.2%
AT&T, Inc.	4.500%	05/15/35	$730,000	$687,636
AT&T, Inc.	4.350%	06/15/45	965,000	840,587
Comcast Corporation	4.250%	01/15/33	1,375,000	1,406,592
Comcast Corporation	4.600%	10/15/38	1,025,000	1,057,765
Discovery Communications, LLC	4.950%	05/15/42	620,000	557,546

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.2% (Continued)	Coupon	Maturity	Par Value	Value
Communication Services - 7.2% (Continued)
Interpublic Group of Companies, Inc. (The)	5.400%	10/01/48	$875,000	$849,763
Telefonica Emisiones SAU	7.045%	06/20/36	885,000	1,041,196
Telefonica Emisiones SAU	5.520%	03/01/49	190,000	189,716
Time Warner, Inc.	6.550%	05/01/37	100,000	106,031
Time Warner, Inc.	6.750%	06/15/39	450,000	482,987
				7,219,819
Consumer Discretionary - 5.9%
21st Century Fox America, Inc.	6.200%	12/15/34	740,000	915,998
CBS Corporation	4.850%	07/01/42	585,000	557,308
Ford Motor Company	4.750%	01/15/43	360,000	275,541
General Motors Company, Inc.	6.750%	04/01/46	855,000	880,002
Hasbro, Inc.	6.350%	03/15/40	262,000	274,016
Hasbro, Inc.	5.100%	05/15/44	535,000	470,880
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	690,000	681,538
Lowe's Companies, Inc.	4.050%	05/03/47	675,000	602,819
Warner Media, LLC	4.650%	06/01/44	1,455,000	1,327,788
				5,985,890
Consumer Staples - 5.3%
Altria Group, Inc.	5.950%	02/14/49	525,000	524,423
Anheuser-Busch InBev Worldwide, Inc., 144A	4.700%	02/01/36	1,535,000	1,481,755
Anheuser-Busch InBev Worldwide, Inc.	5.450%	01/23/39	185,000	194,131
Conagra Brands, Inc.	5.400%	11/01/48	785,000	736,548
Constellation Brands, Inc.	5.250%	11/15/48	1,050,000	1,063,339
General Mills, Inc.	4.550%	04/17/38	610,000	571,740
Kroger Company (The)	4.450%	02/01/47	910,000	802,235
				5,374,171
Energy - 10.5%
Baker Hughes, a GE Company, LLC	4.080%	12/15/47	1,215,000	1,072,022
Boardwalk Pipelines, L.P.	5.950%	06/01/26	841,000	871,625
Boardwalk Pipelines, L.P.	4.450%	07/15/27	340,000	321,904
Energy Transfer Partners, L.P.	7.500%	07/01/38	165,000	193,751
Energy Transfer Partners, L.P.	6.500%	02/01/42	965,000	1,045,310
Energy Transfer Partners, L.P.	5.950%	10/01/43	345,000	345,392
Energy Transfer Partners, L.P.	6.250%	04/15/49	140,000	150,240
Enterprise Products Operating, LLC	5.375%	02/15/78	1,315,000	1,151,079
EQT Corporation	3.900%	10/01/27	970,000	880,277
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	1,063,000	1,214,720
Magellan Midstream Partners, L.P.	4.850%	02/01/49	1,160,000	1,178,113

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.2% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 10.5% (Continued)
Marathon Petroleum Corporation	5.850%	12/15/45	$615,000	$630,429
Patterson-UTI Energy, Inc.	3.950%	02/01/28	105,000	97,084
Petroleos Mexicanos	6.750%	09/21/47	812,000	705,669
Shell International Finance B.V.	3.750%	09/12/46	755,000	720,316
				10,577,931
Financials - 14.1%
American International Group, Inc.	4.500%	07/16/44	370,000	338,866
AXA Equitable Holdings, Inc.	5.000%	04/20/48	1,085,000	1,014,206
Banco Santander S.A.	3.800%	02/23/28	420,000	394,417
Brighthouse Financial, Inc.	4.700%	06/22/47	1,300,000	1,028,664
Capital One Financial Corporation	3.750%	03/09/27	865,000	830,171
Capital One Financial Corporation	3.800%	01/31/28	665,000	637,834
Crown Castle International Corporation	5.200%	02/15/49	880,000	877,494
GATX Corporation	4.700%	04/01/29	1,050,000	1,063,838
GE Capital International Funding Company	4.418%	11/15/35	755,000	681,750
Goldman Sachs Group, Inc.	4.411%	04/23/39	1,245,000	1,204,220
HSBC Bank USA	5.875%	11/01/34	1,315,000	1,525,796
Manulife Financial Corporation	4.061%	02/24/32	1,195,000	1,143,473
National Rural Utilities Cooperative Corporation	4.400%	11/01/48	880,000	904,466
Royal Bank of Scotland Group plc (The)	4.892%	05/18/29	945,000	952,642
Wells Fargo & Company	5.375%	02/07/35	1,405,000	1,596,932
				14,194,769
Health Care - 8.0%
AbbVie, Inc.	4.300%	05/14/36	1,275,000	1,162,923
Ascension Health	3.945%	11/15/46	990,000	969,444
Bayer U.S. Finance II, LLC, 144A	4.875%	06/25/48	760,000	692,263
Celgene Corporation	4.350%	11/15/47	360,000	322,305
CVS Health Corporation	5.050%	03/25/48	2,005,000	1,982,561
Duke University Health System, Inc.	3.920%	06/01/47	1,285,000	1,254,767
Eli Lilly and Company	3.875%	03/15/39	435,000	428,946
Lincoln National Corporation	4.350%	03/01/48	355,000	334,582
Stanford Health Care	3.795%	11/15/48	505,000	484,004
UnitedHealth Group, Inc.	4.450%	12/15/48	425,000	443,276
				8,075,071
Industrials - 5.0%
Burlington Northern Santa Fe, LLC	5.150%	09/01/43	940,000	1,065,247
FedEx Corporation	4.950%	10/17/48	1,030,000	1,021,950
General Electric Company	4.500%	03/11/44	960,000	856,667

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 5.0% (Continued)
Norfolk Southern Corporation	4.450%	06/15/45	$910,000	$912,494
Rockwell Automation, Inc.	3.500%	03/01/29	85,000	85,173
Rockwell Automation, Inc.	4.200%	03/01/49	85,000	85,369
United Parcel Service, Inc.	3.750%	11/15/47	1,100,000	1,016,370
				5,043,270
Information Technology - 5.7%
Apple, Inc.	4.375%	05/13/45	625,000	647,928
Arrow Electronics, Inc.	3.875%	01/12/28	840,000	785,050
Dell, Inc., 144A	8.350%	07/15/46	380,000	444,657
Intel Corporation	3.734%	12/08/47	220,000	209,342
Microsoft Corporation	4.100%	02/06/37	1,586,000	1,658,794
Oracle Corporation	3.800%	11/15/37	1,378,000	1,321,344
Oracle Corporation	6.500%	04/15/38	100,000	128,020
Tech Data Corporation	4.950%	02/15/27	250,000	248,932
Texas Instruments, Inc.	4.150%	05/15/48	300,000	305,895
				5,749,962
Materials - 2.8%
DowDuPont, Inc.	5.419%	11/15/48	430,000	458,933
Glencore Funding, LLC, 144A	4.000%	03/27/27	1,050,000	999,715
International Paper Company	4.350%	08/15/48	580,000	514,357
Nucor Corporation	4.400%	05/01/48	865,000	849,235
				2,822,240
Real Estate – 2.1%
ERP Operating, L.P.	4.150%	12/01/28	125,000	129,856
Hudson Pacific Properties, L.P.	3.950%	11/01/27	190,000	179,624
Kimco Realty Corporation	4.450%	09/01/47	1,000,000	941,594
Ventas Realty, L.P.	4.875%	04/15/49	875,000	870,915
				2,121,989
Utilities - 19.6%
Alabama Power Company	4.300%	01/02/46	935,000	943,811
Atmos Energy Corporation	4.300%	10/01/48	950,000	970,171
CenterPoint Energy Houston Electric, LLC	4.250%	02/01/49	675,000	694,712
Commonwealth Edison Company	4.000%	03/01/48	690,000	676,040
Consolidated Edison Company	4.200%	03/15/42	1,165,000	1,139,721
Consumers Energy Company	4.350%	04/15/49	705,000	746,609
DTE Electric Company	3.950%	03/01/49	175,000	170,899
Duke Energy Progress, LLC	4.375%	03/30/44	865,000	892,667

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.2% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 19.6% (Continued)
Duke Energy Progress, LLC	3.600%	09/15/47	$40,000	$36,674
Électricité de France S.A., 144A	4.875%	09/21/38	150,000	147,722
Électricité de France S.A., 144A	4.950%	10/13/45	1,305,000	1,271,569
ENEL Finance International N.V., 144A	4.750%	05/25/47	670,000	594,888
Entergy Louisiana, LLC	4.000%	03/15/33	790,000	802,365
Exelon Generation Company, LLC	5.600%	06/15/42	615,000	610,686
Florida Power & Light Company	3.990%	03/01/49	1,020,000	1,013,882
Georgia Power Company	4.300%	03/15/42	650,000	611,620
MidAmerican Energy Company	4.800%	09/15/43	953,000	1,035,887
PacifiCorp	6.250%	10/15/37	210,000	260,504
PacifiCorp	4.125%	01/15/49	780,000	769,728
Potomac Electric Power	4.150%	03/15/43	965,000	957,303
PPL Electric Utilities Corporation	4.750%	07/15/43	1,050,000	1,135,539
Sempra Energy	3.800%	02/01/38	1,030,000	905,168
Southern California Edison Company	4.650%	10/01/43	934,000	929,772
Southwestern Public Service Company	4.500%	08/15/41	460,000	474,272
Southwestern Public Service Company	4.400%	11/15/48	1,020,000	1,055,187
Wisconsin Electric Power Company	4.300%	10/15/48	960,000	989,532
				19,836,928

Total Corporate Bonds (Cost $88,084,572)				$87,002,040

INTERNATIONAL BONDS - 2.4%	Coupon	Maturity	Par Value	Value
Republic of Columbia	5.200%	05/15/49	$915,000	$935,587
United Mexican States	4.750%	03/08/44	1,564,000	1,482,688
Total International Bonds (Cost $2,392,574)				$2,418,275

RYAN LABS LONG CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.29% (b) (Cost $157,088)	157,088	$157,088

Investments at Value - 99.1% (Cost $100,915,381)		$99,992,444

Other Assets in Excess of Liabilities - 0.9%		956,535

Net Assets - 100.0%		$100,948,979

144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $6,376,835 as of February 28, 2019, representing 6.3% of net assets (Note 4).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2019 as determined by the issuer or agent and is based on current market conditions. This security, therefore, does not indicate a reference rate and spread.

(b)	The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

1.	Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2019 by security type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$19,252,886	$-	$19,252,886
Mortgage-Backed Securities	-	36,813,017	-	36,813,017
Asset-Backed Securities	-	13,774,722	-	13,774,722
Corporate Bonds	-	23,373,596	-	23,373,596
International Bonds	-	101,038	-	101,038
Money Market Funds	3,672,224	-	-	3,672,224
Total	$3,672,224	$93,315,259	$-	$96,987,483

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$6,606,784	$-	$6,606,784
Mortgage-Backed Securities	-	62,728	-	62,728
Municipal Bonds	-	3,745,529	-	3,745,529
Corporate Bonds	-	87,002,040	-	87,002,040
International Bonds	-	2,418,275	-	2,418,275
Money Market Funds	157,088	-	-	157,088
Total	$157,088	$99,835,356	$-	$99,992,444

As of February 28, 2019, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2019:

	Ryan Labs Core	Ryan Labs Long
	Bond Fund	Credit Fund
Tax cost of portfolio investments	$98,331,689	$101,235,615
Gross unrealized appreciation	$620,597	$1,438,303
Gross unrealized depreciation	(1,964,803)	(2,681,474)
Net unrealized depreciation on investments	$(1,344,206)	$(1,243,171)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Funds might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2019, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund had 31.2% and 6.3%, respectively, of the value of their net assets invested in Rule 144A securities.

RYAN LABS FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.	Risks Associated with Mortgage-Backed Securities

The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As of February 28, 2019, Ryan Labs Core Bond Fund had 38.2% of the value of its net assets invested in mortgage-backed securities.

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 82.2%	Shares	Value
Emerging Markets Debt - 20.8%
Invesco Emerging Markets Sovereign Debt ETF	21,392	$591,275
iShares J.P. Morgan USD Emerging Markets Bond ETF	19,003	2,068,856
VanEck Vectors Emerging Markets High Yield Bond ETF	107,149	2,491,214
Vanguard Emerging Markets Government Bond ETF	68,945	5,334,275
		10,485,620
Real Estate Investment Trusts (REITs) - 0.5%
Vanguard Real Estate ETF	3,100	260,369

U.S. Fixed Income - 60.9%
Invesco Senior Loan ETF	156,639	3,571,369
iShares iBoxx $ High Yield Corporate Bond ETF	17,920	1,536,640
iShares National Muni Bond ETF	29,100	3,195,471
iShares TIPS Bond ETF	92,908	10,301,639
SPDR Bloomberg Barclays Convertible Securities ETF	77,337	4,040,085
SPDR Bloomberg Barclays High Yield Bond ETF	24,333	868,445
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	158,009	4,293,105
Vanguard Mortgage-Backed Securities ETF	18,294	946,714
Vanguard Short-Term Inflation-Protected Securities ETF	40,719	1,965,506
		30,718,974

Total Exchange-Traded Funds (Cost $41,780,380)		$41,464,963

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 14.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.29% (a)	4,749,433	$4,749,433
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.29% (a)	2,715,266	2,715,266
Total Money Market Funds (Cost $7,464,699)		$7,464,699

Investments at Value - 97.0% (Cost $49,245,079)		$48,929,662

Other Assets in Excess of Liabilities - 3.0%		1,516,403

Net Assets - 100.0%		$50,446,065

(a)	The rate shown is the 7-day effective yield as of February 28, 2019.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF FUTURES CONTRACTS

February 28, 2019 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
COMEX miNY Gold Future	7	3/27/2019	$460,513	$(5,361)

Index Futures
E-Mini Dow CBOT DJIA Future	6	3/15/2019	777,660	19,368
E-Mini NASDAQ 100 Future	5	3/15/2019	710,875	8,660
E-Mini S&P 500 Future	5	3/15/2019	696,750	3,452
Total Index Futures			2,185,285	31,480

Treasury Futures
10-Year U.S. Treasury Note Future	48	6/19/2019	5,853,000	(26,328)
2-Year U.S. Treasury Note Future	26	6/28/2019	5,516,469	(4,717)
5-Year U.S. Treasury Note Future	86	6/28/2019	9,849,688	(24,349)
U.S. Treasury Long Bond Future	22	6/19/2019	3,178,312	(29,975)
Total Treasury Futures			24,397,469	(85,369)

Total Futures Contracts			$27,043,267	$(59,250)

The average monthly notational value of futures contracts during the nine months ended February 28, 2019 was $17,635,438.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

February 28, 2019 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Commodity Futures
E-Mini Silver Future	2	4/26/2019	$78,170	$608

The average monthly notational value of futures contracts sold short during the nine months ended February 28, 2019 was $305,116.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2019 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are value at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC, the investment adviser to the Fund, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$41,464,963	$-	$-	$41,464,963
Money Market Funds	7,464,699	-	-	7,464,699
Total	$48,929,662	$-	$-	$48,929,662

	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Futures Contracts	$(59,250)	$-	$-	$(59,250)
Futures Contracts Sold Short	608	-	-	608
Total	$(58,642)	$-	$-	$(58,642)

As of February 28, 2019, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of February 28, 2019:

Tax cost of portfolio investments	$49,469,933
Gross unrealized appreciation	$299,823
Gross unrealized depreciation	(840,094)
Net unrealized depreciation	$(540,271)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gain or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 28, 2019, the Fund had 82.2% of the value of its net assets invested in ETFs.

5.	Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Matthew J. Beck
Matthew J. Beck, Secretary

Date	April 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	April 15, 2019

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	April 15, 2019

*	Print the name and title of each signing officer under his or her signature.